Warrant Liabilities (Details) - Learn CW Investment Corporation - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Oct. 13, 2021	Mar. 31, 2021
Warrants [Abstract]
Exercise price of warrant (in dollars per share)		$ 1.60	$ 0.06
Period to exercise warrants after business combination	30 days	30 days
Trading period for reported volume weighted average price	10 days	10 days
Maximum
Warrants [Abstract]
Alternate Issuance provision, percentage of consideration receivable	70.00%	70.00%
Public Warrants [Member]
Warrants [Abstract]
Number of days to file registration statement	15 days	15 days
Period for registration statement to become effective	60 days	60 days
Private Placement Warrants [Member]
Warrants [Abstract]
Exercise price of warrant (in dollars per share)	$ 0.15	$ 0.02
Redemption of Warrants When Price Equals or Exceeds $18.00 [Member]
Warrants [Abstract]
Warrant redemption price (in dollars per unit)	$ 0.01	$ 0.01
Number of Trading Days	20 days	20 days
Threshold trading days	30 days	30 days
Percentage of exercise price of public warrants is adjusted higher than the market value of newly issued price	180.00%	180.00%
Redemption of Warrants When Price Equals or Exceeds $18.00 [Member] | Minimum
Warrants [Abstract]
Share price (in dollars per share)	$ 18.00	$ 18.00
Redemption of Warrants When Price Equals or Exceeds $18.00 [Member] | Maximum
Warrants [Abstract]
Notice period to redeem warrants	30 days	30 days
Redemption of Warrants When Price Equals or Exceeds $10.00 [Member]
Warrants [Abstract]
Warrant redemption price (in dollars per unit)	$ 0.10	$ 0.10
Number of Trading Days	20 days	20 days
Threshold trading days	30 days	30 days
Redemption of Warrants When Price Equals or Exceeds $10.00 [Member] | Minimum
Warrants [Abstract]
Share price (in dollars per share)	$ 10.00	$ 10.00
Redemption of Warrants When Price Equals or Exceeds $10.00 [Member] | Maximum
Warrants [Abstract]
Notice period to redeem warrants	30 days	30 days
Initial Public Offering [Member]
Warrants [Abstract]
Warrants issued (in shares)	18,646,000	18,646,000
Initial Public Offering [Member] | Public Warrants [Member]
Warrants [Abstract]
Exercise price of warrant (in dollars per share)				$ 11.50	$ 11.50
Warrants (in shares)	11,500,000	11,500,000	11,500,000
Warrants and Rights Outstanding	$ 1,725,000	$ 230,000	$ 5,865,000
Initial Public Offering [Member] | Private Placement Warrants [Member]
Warrants [Abstract]
Warrants (in shares)	7,146,000	7,146,000	7,146,000
Warrants and Rights Outstanding	$ 1,071,900	$ 142,920	$ 3,673,044
Additional Issue of Common Stock or Equity-Linked Securities [Member]
Warrants [Abstract]
Limitation period to transfer, assign or sell warrants	30 days
Percentage of aggregate gross proceeds of issuance available for funding of business combination	60.00%	60.00%
Percentage of exercise price of public warrants is adjusted higher than the market value of newly issued price	115.00%	115.00%
Additional Issue of Common Stock or Equity-Linked Securities [Member] | Maximum
Warrants [Abstract]
Share price (in dollars per share)	$ 9.20	$ 9.20
Exercise price of warrant (in dollars per share)	$ 9.20	$ 9.20
Additional Issue of Common Stock or Equity-Linked Securities [Member] | Redemption of Warrants When Price Equals or Exceeds $10.00 [Member]
Warrants [Abstract]
Number of Trading Days	20 days	20 days